AFA ASSET BASED LENDING FUND

Schedule of Investments

January 31, 2026 (Unaudited)

	Geographic Region	Acquisition Date	Cost/Principal	Fair Value	Percent of Net Assets
Investments in Asset Based Lending

Real Assets Asset Based Lending (6.05%)
Commercial Real Estate Bridge Lending
Alcova Holdings LLC, TA 4-Pack, 13.00%, 2/25/2026(a)(b)	North America	August, 2025	$726,923	$736,078	0.29%
Alcova Holdings LLC, TA 15-Pack, 15.00%(a)(b)	North America	December, 2025	2,411,902	2,420,345	0.96%
Limerick Logistics Center 14.00% 12/23/2025(a)(b)	North America	February, 2024	3,000,000	2,932,444	1.16%
Opportunistic Real Estate Lending
NCP APN LLC, 1-month SOFR +10.00%, 6/17/2027(a)(b)	North America	June, 2025	3,667,122	3,709,074	1.47%
NCP Mural Park LLC, 1-month SOFR +10.50%, 5.00% PIK, 3/21/2027(a)(b)(c)	North America	March, 2025	5,000,000	5,475,338	2.17%
Specialized Collateral Asset Based Lending (1.20%)
Event Tickets
SI Tickets, Inc. & Events BSB Company LLC, SOFR + 8.25%, 8/25/2028(a)(b)(c)	North America	July, 2025	2,970,000	3,031,021	1.20%
Specialty Finance Asset Based Lending (2.23%)
Art
AF Funding XII LLC, Prime +3.00%, 10/5/2025(a)(b)(c)	North America	October, 2023	939,909	801,947	0.31%
Lending to Finance Companies
CH SPV A Holding LLC, 3-month SOFR+11.25%, 2/14/2027(a)(b)	North America	August, 2024	1,800,000	1,815,954	0.72%
CONCAR-SPV-1, LLC, SOFR + 12.00%, 11/15/2026(a)(b)	North America	August, 2025	3,000,000	3,023,478	1.20%
Total Asset Based Lending (Cost $23,848,734) (9.48%)			23,515,856	23,945,679

Investments in Underlying Funds

Commercial Asset Based Lending (34.26%)
Corporate Asset Based Lending
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	4,335,584	3,992,659	1.58%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	11,400,000	10,995,445	4.35%
WhiteHawk Evergreen Fund, LP(a)	North America	October, 2024	15,000,000	15,477,628	6.13%
Diversified Lending
Feenix High Income Strategies GP LLC(a)	North America	February, 2024	4,000,000	4,260,060	1.69%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	11,703,947	12,031,080	4.76%
Matterhorn Partners LP(a)(d)	North America	December, 2023	6,000,000	7,378,632	2.92%
OHPC LP(a)	North America	April, 2022	17,500,000	17,689,761	7.00%
Trade Finance
Evolution Credit Partners Trade Finance, L.P.(a)	North America	January, 2025	15,000,000	14,736,527	5.83%
Opportunistic (0.04%)
Distressed
Lynx EBO Fund II(B) SP, 3,500 Shares(a)	North America	October, 2021	151,292	98,752	0.04%
Real Assets Asset Based Lending (14.33%)
Minerals & Infrastucture Lending
Nebari Natural Resources Credit Fund II LP(a)(d)	North America	February, 2025	1,445,654	1,755,549	0.70%
Nebari Natural Resources Credit Fund II SPC(a)(d)	Cayman Islands	February, 2023	1,099,356	1,165,533	0.46%
Opportunistic Real Estate Lending
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	5,417,545	7,279,729	2.88%
Real Estate Bridge Lending
1543 Oceania Credit Opportunities Fund(a)	North America	February, 2024	13,000,000	15,613,932	6.18%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	10,382,524	4.11%
Specialized Collateral Asset Based Lending (18.90%)
Government Contracts
Leonid Credit Income Fund LP(a)	North America	April, 2024	10,000,000	10,808,540	4.28%
Litigation Finance
EAJF ESQ Fund LP(a)(d)	North America	November, 2023	13,000,000	17,744,720	7.03%
Rocade Capital Fund IV LP(a)	North America	May, 2023	15,870,348	19,160,387	7.59%
Specialty Finance Asset Based Lending (30.22%)
Lending to Finance Companies
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,823,012	7.45%
Coromandel Credit Income Evergreen Fund LP(a)	North America	July, 2024	10,000,000	10,585,170	4.19%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	10,204,397	9,958,927	3.94%
Pier Special Opportunities Fund LP(a)	North America	December, 2022	13,424,493	13,941,178	5.52%
Rivonia Road Fund LP(a)(d)	North America	June, 2023	12,000,000	15,499,193	6.14%
Treville Credit Fund LP(a)	North America	July, 2022	7,495,878	7,527,483	2.98%
Total Investments in Underlying Funds (Cost $224,948,494) (97.75%)			224,948,494	246,906,421

Short-Term Investments
Money Market Fund (0.50%)
UMB Bank, Money Market Special II, 3.21% - 765,160 Shares(e)			1,271,782	1,271,782	0.50%
Total Short-Term Investments (Cost $1,271,782) (0.50%)			1,271,782	1,271,782

Total Investments (Cost $249,736,132) (107.73%)				$272,123,882
Liabilities in excess of other assets (-7.73%)				(19,521,153)
Net Assets - 100.00%				$252,602,729

a	Investments are restricted as to resale.
b	Level 3 securities fair valued using significant unobservable inputs. The total of all such investments represents $23,945,679 or 9.48% of net assets.
c	This security has a component of paid-in-kind (PIK) interest.
d	Non-income producing.
e	The rate quoted is the annualized seven-day yield of the Fund at the period end.

The accompanying notes are an integral part of these Financial Statements.